Income Taxes (Tables) - CIK 0001816261 Executive Network Partnering Corp [Member]	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax Provision Benefit [Line Items]
Schedule of income tax provision (benefit)

The income tax provision (benefit) consists of the following for year ended December 31, 2021 and for the period from June 22, 2020 (inception) through December 31, 2020:

		For the Period from June
		22, 2020 (Inception)
	For the Year Ended	through December 31,
	December 31, 2021	2020
Current
Federal	$(24,709)	$(19,444)
State	—	—
Deferred
Federal	(462,887)	(53,126)
State	—	—
Valuation allowance	487,596	72,570
Income tax provision	$—	$—

Schedule of Company's net deferred tax assets

The Company’s net deferred tax assets are as follows as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Deferred tax assets:
Start-up/Organization costs	$516,013	$53,126
Net operating loss carryforwards	44,153	19,444
Total deferred tax assets	560,166	72,570
Valuation allowance	(560,166)	(72,570)
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit)

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

		For the Period
		from June 22, 2020
	For the Year Ended	(Inception) through
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(54.1)%	(25.8)%
Offering costs associated with derivative warrant liabilities	0.0%	1.7%
Change in valuation allowance	33.1%	3.1%
Income tax expenses (benefit)	0.0%	0.0%